SEGMENT INFORMATION - Schedule of Reconciliation of Segment Profitability (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Adjusted earnings before interest, taxes, depreciation, and amortization	$ 199,466	$ 185,538	$ 583,550	$ 733,503	$ 551,086
Equity losses (income) of affiliates	(3,334)	38	8,963	22,125	9,397
Interest expense, net	(68,351)	(69,984)	(284,586)	(270,944)	(277,200)
Depreciation and amortization	(67,236)	(80,447)	(310,883)	(280,749)	(365,959)
Equity-based compensation expense	(16,491)	(7,771)	(91,271)	(101,188)	(149,138)
Merger, acquisition and earn-out costs	(10,985)	(10,162)	(22,178)	(49,869)	(66,577)
Certain legal costs	(3,952)	(2,802)	(12,520)	(29,681)	(26,677)
Restructuring, severance and impairment	(407)	(16,942)	(271,868)	(42,441)	(38,363)
Fair value adjustment - equity investments	7,799	(2,809)	(469)	(11,759)	67,318
COVID-19 expenses		(9,507)	(13,695)
Other	(13,577)	23,985	58,240	(98,631)	(30,987)
Income before income taxes and equity losses of affiliates	22,932	9,137	(356,717)	(129,634)	(327,100)
Operating Segments [Member] | Owned Sports Properties [Member]
Segment Reporting Information [Line Items]
Adjusted earnings before interest, taxes, depreciation, and amortization	145,549	102,294	457,589	417,203	271,186
Operating Segments [Member] | Events, Experiences & Rights [Member]
Segment Reporting Information [Line Items]
Adjusted earnings before interest, taxes, depreciation, and amortization	39,050	69,123	59,224	146,888	125,326
Operating Segments [Member] | Representation [Member]
Segment Reporting Information [Line Items]
Adjusted earnings before interest, taxes, depreciation, and amortization	61,483	68,613	211,977	375,061	333,618
Eliminations [Member]
Segment Reporting Information [Line Items]
Adjusted earnings before interest, taxes, depreciation, and amortization	$ (46,616)	$ (54,492)	$ (145,240)	$ (205,649)	$ (179,044)